Deferred revenue (Schedule of detailed information about deferred revenue) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Revenue [Abstract]
Current	$ 63.1	$ 87.7
Non-current	309.1	330.8
Deferred revenue	$ 372.2	$ 418.5	$ 469.5